Long Term Payable (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Nov. 04, 2022 USD ($)	Nov. 04, 2022 CNY (¥)	Sep. 22, 2022 USD ($)	Sep. 22, 2022 CNY (¥)
Long Term Payable (Details) [Line Items]
Loan amount						$ 2,871,665	¥ 20,000,000
Convertible Notes Payable, Current						11.98
Repaid amount	$ 887,788
Outstanding long term facility				$ 5,743,331	¥ 40,000,000
Far East [Member]
Long Term Payable (Details) [Line Items]
Loan amount						$ 5,743,331	¥ 40,000,000
Repaid amount	338,608	¥ 2,277,510
Outstanding balance	2,594,415
Current portion	1,984,684
Non-current portion	609,731
Outstanding long term facility	5,488,275		¥ 38,223,638
Ronghe [Member]
Long Term Payable (Details) [Line Items]
Repaid amount	549,181	¥ 3,693,843
Outstanding balance	5,191,056
Current portion	1,721,944
Non-current portion	3,469,112
Outstanding long term facility	$ 6,880,180		¥ 47,917,699
Interest rate				1.55%	1.55%